Offerings	Sep. 24, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.375% Senior Notes due 2030
Amount Registered | shares	600,000,000
Maximum Aggregate Offering Price	$ 598,212,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 91,586.26
Offering Note	(1) This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Tables" in Registration Statement No. 333-282733.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Senior Notes due 2035
Amount Registered | shares	600,000,000
Maximum Aggregate Offering Price	$ 594,870,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 91,074.60
Offering Note	(1) This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Tables" in Registration Statement No. 333-282733.